United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies


                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 9/30/05


                Date of Reporting Period: Quarter ended 12/31/04




Item 1.     Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2004

   Principal
   Amount                                                                         Value


                       Mortgage Backed Securities--91.3%
                       Federal Home Loan Mortgage Corporation--39.0%
$  22,521,599          4.500%, 12/1/2014 - 6/15/2019                       $      22,491,467
   44,643,279     1    5.000%, 11/1/2017 - 1/1/2035                               44,719,952
   30,954,367          5.500%, 12/1/2033 - 6/1/2034                               31,507,343
   10,921,042          6.000%, 10/1/2032 - 7/1/2034                               11,297,981
   3,664,250           7.000%, 6/1/2028 - 10/1/2032                               3,884,222
   1,566,585           7.500%, 1/1/2027 - 2/1/2031                                1,678,218
   273,459             8.000%, 3/1/2031                                           294,967
                       Total                                                      115,874,150
                       Federal National Mortgage Association--47.5%
   8,824,710           4.500%, 12/1/2018 - 5/1/2019                               8,818,332
   24,812,818          5.000%, 4/1/2018 - 7/1/2033                                25,178,410
   43,867,221          5.500%, 2/1/2018 - 4/1/2034                                44,865,543
   29,640,203     1    6.000%, 2/1/2019 - 1/1/2035                                30,706,125
   25,312,022          6.500%, 2/1/2014 - 11/1/2032                               26,585,718
   4,389,275           7.000%, 6/1/2016 - 7/1/2032                                4,660,441
   117,166             7.500%, 4/1/2015 - 12/1/2031                               125,137
   63,004              8.000%, 12/1/2026                                          68,444
                       Total                                                      141,008,150
                       Government National Mortgage Association--4.8%
   5,818,510           5.000%, 5/15/2034 - 6/15/2034                              5,834,278
   6,568,704           5.500%, 1/15/2034 - 2/15/2034                              6,715,842
   423,488             7.000%, 9/15/2028 - 11/15/2031                             450,599
   139,661             7.500%, 7/15/2030                                          149,991
   1,041,079           8.000%, 10/15/2030 - 11/15/2030                            1,131,736
                       Total                                                      14,282,446
                       Total Mortgage-Backed Securities

                       (identified cost $267,310,219)                             271,164,746
                       Collateralized Mortgage Obligations--4.8%
                       Federal Home Loan Mortgage Corporation--0.3%
   296,085             REMIC 197 PO, 4/1/2028                                     253,064
   13,119,817          REMIC 2706 IO, 4.500%, 8/15/2011                           713,324
                       Total                                                      966,388
                       Federal National Mortgage Association--0.0%
   355,418             REMIC 321 2, 6.500%, 3/1/2032                              70,416
                       Non-Agency Mortgage--4.5%
   2,746,389           CHASE Mortgage Finance Corp. 2003-S11, Class
                       1A1, 5.000%, 10/25/2033                                    2,709,917
   2,009,628           CHASE Mortgage Finance Corp. 2003-S15, Class
                       1A3, 6.000%, 1/25/2034                                     2,058,321
   2,891,808           CHASE Mortgage Finance Corp. 2003-S14, Class
                       1A1, 5.000%, 1/25/2034                                     2,844,238
   138,455        2    Lehman Structured Securities Corp. 2002-GE1,
                       Class A, 0.000%, 7/26/2024                                 127,595
   2,466          2    Lehman Structured Securities Corp. 2001-GE3,
                       Class A, 0.000%, 5/28/2018                                 2,417
   2,888,723           Master Asset Securitization Trust 2003-8, Class
                       1A1, 5.500%, 9/25/2033                                     2,903,513
   707,064        2    Salomon Brothers Mortgage Sec. VII 1999-4, Class
                       IO, 2.360%, 12/25/2027                                     219
   32,195              Structured Asset Securities Corp. 2001-8A, Class
                       1A1, 8.000%, 5/25/2031                                     32,615
   2,565,220           Wells Fargo Mortgage Backed Securities Trust
                       2003-18, Class A1, 5.500%, 12/25/2033                      2,584,665
                       Total                                                      13,263,500
                       Total Collateralized Mortgage Obligations
                                                    (identified cost
                       $14,647,712)                                               14,300,304
                       Asset-Backed Securities--0.0%
                       Home Equity Loan--0.0%
   69,695              Mellon Bank Home Equity Installment Loan 1999-1,
                       Class B, 6.950%, 3/25/2015
                       (IDENTIFIED COST $69,589)                                  70,662
                       Adjustable Rate Mortgages--1.3%
                       Federal National Mortgage Association--1.3%
   3,897,534           Federal National Mortgage Association ARM,
                       4..432%,
                       5/1/2034
                       (IDENTIFIED COST $3,908,343)                               3,905,446
                       Repurchase Agreements--8.1%
   6,976,000           Interest in $2,000,000,000 joint repurchase
                       agreement with UBS Securities LLC, 2.280%, dated
                       12/31/2004 to be repurchased at $6,977,325 on
                       1/3/2005, collateralized by US Government Agency
                       Obligations with various maturities to
                       9/25/2034, collateral market value
                       $2,060,003,250.                                            6,976,000
   17,000,000    3,4   Interest in $81,500,000 joint repurchase
                       agreement with UBS Securities LLC, 2.300%, dated
                       12/13/2004 to be repurchased at $17,033,669 on
                       1/13/2005, collateralized by US Government
                       Agency Obligations with various maturities to
                       6/25/2033, collateral market value
                       $83,947,934.06.                                            17,000,000
                       Total repurchase agreements (at amortized cost)            23,976,000
                       Total Investments -
                       105.8%
                       (identified cost $309,911,863)5                            313,417,158
                       other assets and liabilities - net - (5.5)%
                                                                                  (16,202,032)
                       total net assets - 100%                             $      297,215,126

1    All  or  a  portion  of  these   securities  are  subject  to  dollar  roll
     transactions.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004 these securities amounted to $130,231 which represents 0.04% of total net assets. Additional information on restricted securities excluding securities purchased under Rule 144A that have not been deemed liquid by the Directors, held at December 31, 2004 is as follows:

       Security                                         Acquisition   Acquisition
                                                            Date         Cost
       ----------------------------------------------------------------------------
       ----------------------------------------------------------------------------
       Salomon Brothers Mortgage Sec. VII 1999-4,        6/11/1999     $360,938
       Class IO, 2.360%, 12/25/2027
       ----------------------------------------------------------------------------
       ----------------------------------------------------------------------------
       Lehman Structured Securities Corp. 2002-GE1,      1/29/2002    $1,917,188
       Class A, 0.000%, 7/26/2024
       ----------------------------------------------------------------------------
       ----------------------------------------------------------------------------
       Lehman Structured Securities Corp. 2001-GE3,      8/15/2001     $966,250
       Class A, 0.000%, 5/28/2018
       ----------------------------------------------------------------------------

3 Security held as collateral for dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended
     December 31, 2004, was as follows:

       -------------------------------------------------------------------
       Maximum amount outstanding during the               $30,887,028
       period
       -------------------------------------------------------------------
       -------------------------------------------------------------------
       Average amount outstanding during the               $24,068,925
       period1
       -------------------------------------------------------------------
       -------------------------------------------------------------------
       Average shares outstanding during the               $28,937,656
       period
       -------------------------------------------------------------------
       -------------------------------------------------------------------
       Average debt per shares outstanding                    $0.83
       during the period
       -------------------------------------------------------------------
       -------------------------------------------------------------------

     1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended December 31, 2004.

4 Although final maturity falls beyond seven days at the date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the credit worthiness of the issuer is downgraded.

5    The cost of investments for federal tax purposes  amounts to  $309,911,863.
     The net unrealized appreciation of investments for federal tax purposes was $3,505,295. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,366,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $861,138.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

U.S.  government  securities and other fixed income and asset-backed  securities are generally  valued at the mean of the latest bid and asked price as furnished by an  independent  pricing  service.  Short-term  securities  are valued at the
prices  provided  by  an  independent  pricing  service.   However,   short-term
securities with remaining  maturities of 60 days or less at the time of purchase may  be  valued  at  amortized  cost,  which  approximates  fair  market  value.
Investments in other open-end regulated  investment  companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance  with  procedures  established  by and under general supervision of the Board of Directors (the Directors).


The following acronyms are used throughout this portfolio:
IO          --Interest Only
PO          --Principal Only
REMIC       --Real Estate Mortgage Investment Conduit














Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2004 (unaudited)

    Principal
    Amount or
     Shares                                                                       Value

                     Adjustable Rate Mortgages--3.6%
                     Federal National Mortgage Association--3.6%
$   18,729,259       FNMA ARM 544848, 3.508%, 4/01/2030                    $   19,213,223
    8,068,142        FNMA ARM 544872, 3.712%, 7/01/2034                        8,350,608
    3,778,255        FNMA ARM 556379, 2.995%,  5/01/2040                       3,831,037
    10,482,450       FNMA ARM 618128, 3.066%,  8/01/2033                       10,640,839
    1,122,504        FNMA ARM 638822, 5.006%,  6/01/2032                       1,152,811
                     Total adjustable rate mortgages (IDENTIFIED COST
                     $42,796,904)                                              43,188,518
                     Asset-Backed Securities--35.0%
                     Auto Receivables--16.2%
    4,788,660        Americredit Automobile Receivables Trust 2001-B,
                     Class A4, 5.37%, 6/12/2008                                4,850,568
    725,448          Americredit Automobile Receivables Trust 2002-A,
                     Class A3, 2.53%, 10/12/2006                               725,934
    2,000,000        Americredit Automobile Receivables Trust 2004-1,
                     Class A3, 3.220%, 7/6/2008                                1,995,390
    2,000,000        BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%,
                     3/25/2008                                                 1,986,880
    4,500,000        Capital Auto Receivables Asset Trust 2004-1, Class
                     A3, 2.00%, 11/15/2007                                     4,438,333
    4,215,932        Capital One Auto Finance Trust 2002-B, Class A3A,
                     2.71%, 10/16/2006                                         4,218,082
    5,000,000        Capital One Auto Finance Trust 2004-B, Class A3,
                     2.96%, 7/15/2008                                          4,966,300
    1,982,156        Carmax Auto Owner Trust 2002-1, Class A3, 3.59%,
                     6/15/2006                                                 1,985,327
    191,724          Chase Manhattan Auto Owner Trust 2002-B, Class A3,
                     3.58%, 5/15/2006                                          191,843
    4,000,000        Chase Manhattan Auto Owner Trust 2003-B, Class A3,
                     1.82%, 7/16/2007                                          3,976,040
    6,446,849        DaimlerChrysler Auto Trust 2004-A, Class A2,
                     1.41%, 11/8/2006                                          6,420,189
    15,000,000       DaimlerChrysler Master Owner Trust 2002-A, Class
                     A, 2.46%, 5/15/2007                                       15,009,000
    3,573,686     1  First Tennessee Financial Auto Securitization
                     Trust 2002-A, Class A, 3.55%, 7/15/2008                   3,584,872
    279,302       1  First Tennessee Financial Auto Securitization
                     Trust 2002-A, Class B, 4.05%, 7/15/2008                   280,218
    1,221,082        Ford Credit Auto Owner Trust 2002-C, Class A3,
                     3.38%, 12/15/2005                                         1,221,839
    992,775          Harley-Davidson Motorcycle Trust 2001-2, Class B,
                     4.51%, 6/15/2009                                          997,759
    1,158,739        Harley-Davidson Motorcycle Trust 2001-3, Class B,
                     3.72%, 10/15/2009                                         1,155,680
    2,280,114        Harley-Davidson Motorcycle Trust 2003-4, Class A1,
                     1.47%, 4/15/2008                                          2,265,501
    1,659,968        Harley-Davidson Motorcycle Trust 2004-1, Class B,
                     2.00%, 11/15/2011                                         1,619,697
    4,540,710        Harley-Davidson Motorcycle Trust 2004-3, Class B,
                     2.86%, 5/15/2012                                          4,494,849
    152,752          Honda Auto Receivables Owner Trust 2002-2, Class
                     A3, 3.83%, 2/15/2006                                      152,889
    6,500,000        Honda Auto Receivables Owner Trust 2003-4, Class
                     A3, 2.19%, 5/15/2007                                      6,459,245
    77,447           Household Automotive Trust 2001-3, Class A3,
                     3.68%, 4/17/2006                                          77,510
    8,000,000        Household Automotive Trust 2004-1, Class A3,
                     3.30%, 5/18/2009                                          7,984,320
    9,055,273    1,2 Hyundai Auto Receivables Trust 2002-A, Class A3,
                     2.80%, 2/15/2007                                          9,051,635
    5,554,508        Long Beach Auto Receivables Trust 2004-A, Class
                     A1, 1.50%, 9/15/2008                                      5,510,072
    8,000,000        Long Beach Auto Receivables Trust 2004-C, Class
                     A3, 3.40%, 9/15/2009                                      7,995,280
    890,100          M&I Auto Loan Trust 2001-1, Class A4, 4.97%,
                     3/20/2007                                                 891,461
    6,910,000        M&I Auto Loan Trust 2001-1, Class B, 5.88%,
                     6/20/2008                                                 6,940,611
    3,866,292        M&I Auto Loan Trust 2003-1, Class A2, 1.60%,
                     7/20/2006                                                 3,862,077
    1,259,878        MMCA Automobile Trust 2001-2, Class B, 5.75%,
                     6/15/2007                                                 1,270,155
    4,014,978        Morgan Stanley Auto Loan Trust 2003-HB1, Class A1,
                     1.46%, 7/16/2007                                          3,982,393
    4,070,079        National City Auto Receivable Trust 2004-A, Class
                     A2, 1.50%, 2/15/2007                                      4,055,754
    760,441          Navistar Financial Corp. Owner Trust 2002-A, Class
                     B, 4.95%, 4/15/2009                                       767,627
    6,970,218        Navistar Financial Corp. Owner Trust 2004-A, Class
                     A3, 2.01%, 8/15/2008                                      6,862,319
    1,000,000        Navistar Financial Corp. Owner Trust 2004-B, Class
                     B, 3.39%, 10/15/2012                                      996,950
    6,000,000        Nissan Auto Lease Trust 2004-A, Class A3, 2.90%,
                     8/15/2007                                                 5,965,320
    4,000,000        Nissan Auto Receivables Owner Trust 2004-A, Class
                     A3, 2.01%, 11/15/2007                                     3,954,400
    8,000,000        Onyx Acceptance Auto Owner Trust 2004-C, Class A2,
                     2.39%, 9/25/2007                                          7,971,680
    1,491,086        Toyota Auto Receivables Owner Trust 2002-B, Class
                     A3, 3.76%, 6/15/2006                                      1,492,845
    6,209,486        Toyota Auto Receivables Owner Trust 2003-A, Class
                     A, 2.42%, 3/15/2007                                       6,214,081
    5,980,965        USAA Auto Owner Trust 2004-1, Class A2, 1.43%,
                     9/15/2006                                                 5,957,221
    8,000,000        Volkswagen Auto Lease Trust 2004-A, Class A4A,
                     3.09%, 8/20/2010                                          7,923,760
    2,864,099        WFS Financial Owner Trust 2002-2, Class A3, 3.81%,
                     2/20/2007                                                 2,872,634
    10,000,000       WFS Financial Owner Trust 2003-1, Class A4, 2.74%,
                     9/20/2010                                                 9,898,300
    6,000,000        WFS Financial Owner Trust 2004-4, Class A3, 2.98%,
                     9/17/2009                                                 5,939,820
    2,250,000        Whole Auto Loan Trust 2003-1, Class A3B, 1.99%,
                     5/15/2007                                                 2,231,086
    2,067,851        World Omni Automobile Receivables Trust 2002-A,
                     Class A3, 3.40%, 7/17/2006                                2,069,794
                     Total                                                     195,735,540
                     Credit Card--6.1%
    4,000,000        ARRAN Master Trust 2000-C, Class C, 3.37%,
                     9/15/2007                                                 4,010,000
    8,000,000        American Express Credit Account Master Trust
                     2004-5, Class A, 2.49%, 4/15/2012                         8,016,880
    5,000,000        Bank One Issuance Trust 2004-A2, Class A2, 2.432%,
                     10/15/2009                                                5,004,350
    7,000,000        Capital One Multi Asset Execution Trust 2003-A6,
                     Class A6, 2.95%, 8/17/2009                                6,954,850
    3,750,000        Citibank Credit Card Issuance Trust 2000-C2, Class
                     C2, 2.72%, 10/15/2007                                     3,758,438
    15,000,000       Citibank Credit Card Issuance Trust 2003-A2, Class
                     A2, 2.70%, 1/15/2010                                      14,943,750
    10,000,000       Citibank Credit Card Issuance Trust 2004-A7, Class
                     A7, 2.48%, 11/25/2013                                     10,004,700
    10,000,000       Citibank Credit Card Issuance Trust 2004-B2, Class
                     B2, 2.66%, 10/7/2013                                      10,065,900
    4,000,000        Citibank Credit Card Issuance Trust 2002-C1, Class
                     C1, 3.20%, 2/9/2009                                       4,033,160
    4,000,000        MBNA Credit Card Master Note Trust 2001-C3, Class
                     C3, 6.55%, 12/15/2008                                     4,168,600
    2,500,000        MBNA Master Credit Card Trust 2000-D, Class B,
                     2.83%, 9/15/2009                                          2,516,000
                     Total                                                     73,476,628
                     Equipment Lease--0.5%
    3,702,380        Great America Leasing Receivables 2004-1, Class B,
                     3.47%, 3/20/2010                                          3,666,504
    2,313,988        Great America Leasing Receivables 2004-1, Class C,
                     3.71%, 7/20/2011                                          2,298,438
                     Total                                                     5,964,942
                     Home Equity Loan--6.7%
    50,000,000       ACE Securities Corp. 2002-HE1, Class AIO, 6.50%,
                     6/25/2032                                                 34,500
    90,823       1,2 AQ Finance NIM Trust 2002-N6, Class NOTE, 2.83%,
                     12/25/2007                                                91,050
    1,036,743        Ameriquest Mortgage Securities, Inc. 2002-5, Class
                     AV1, 2.70%, 12/25/2033                                    1,056,027
    9,937,346        Amortizing Residential Collateral Trust 2002-BC2,
                     Class AIO, 6.00%, 4/25/2005                               148,066
    89,175           Amresco Residential Securities Mortgage Loan Trust
                     1998-2, Class A4, 6.45%, 4/25/2027                        89,203
    2,557,077        Asset Backed Funding Corp. NIM 2004-OPT 1, Class
                     N1, 4.55%, 11/26/2033                                     2,542,319
    12,208,091       Asset Backed Securities Corp. Home Equity Loan
                     Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005              148,206
    453,753       1  Bayview Financial Acquisition Trust 1998-1, Class
                     MI1, 7.52%, 5/25/2029                                     468,962
    299,320       1  Bayview Financial Acquisition Trust 1998-1, Class
                     M-II-1, 2.93%, 5/25/2029                                  289,056
    592,224          Chase Funding Mortgage Loan Asset-Backed
                     Certificates 2000-2, Class IIB, 3.98%, 5/25/2030          592,567
    2,294,403        Chase Funding Mortgage Loan Asset-Backed
                     Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021         2,293,210
    1,000,000        Chase Funding Mortgage Loan Asset-Backed
                     Certificates 2003-6, Class 1A2, 2.73%, 3/25/2020          989,400
    66,347           Cityscape Home Equity Loan Trust 1997-1, Class A4,
                     7.23%, 3/25/2018                                          66,604
    328              Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020       332
    3,416,792        Fifth Third Home Equity Loan Trust, 2003-1 Class
                     A, 2.66%, 9/20/2023                                       3,410,916
    3,507,143        First Franklin Mortgage Loan Asset Backed
                     Certificates 2003-FF5, Class A3, 2.53%, 3/25/2034         3,520,751
    1,533,484        First Franklin Mortgage Loan Asset Backed
                     Certificates 2004-FF1, Class A2, 2.42%, 11/25/2034        1,536,367
    3,999,931        First Franklin Mortgage Loan Asset Backed
                     Certificates 2004-FF3, Class A2C, 2.66%, 5/25/2034        4,020,491
    1,898,425     1  First Franklin NIM Trust 2004-FF1, Class N1,
                     4.50%, 11/25/2034                                         1,896,513
    5,382,221        First Franklin NIM Trust 2004-FF7, Class A, 5.00%,
                     9/27/2034                                                 5,376,970
    432,543       1  First Franklin NIM Trust 2004-FFA, Class A, 5.00%,
                     3/27/2024                                                 432,543
    2,588,813        Impac CMB Trust 2002-7, Class A, 2.61%, 11/25/2032        2,609,212
    64,015           Long Beach Asset Holdings Corp. 2003-2, Class N1,
                     7.63%, 6/25/2033                                          64,006
    563,969          Long Beach Asset Holdings Corp. 2003-3, Class N1,
                     7.26%, 7/25/2033                                          566,147
    256,212          Long Beach Asset Holdings Corp. 2003-4, Class N1,
                     6.54%, 8/25/2033                                          256,608
    9,925,108        Long Beach Asset Holdings Corp. 2004-1, Class N1,
                     2.38%, 2/25/2009                                          9,933,457
    4,622,700        Long Beach Asset Holdings Corp. 2004-5, Class A,
                     5.00%, 9/25/2034                                          4,615,478
    696,953          Mellon Bank Home Equity Installment Loan 1999-1,
                     Class B, 6.95%, 3/25/2015                                 706,620
    109,416          NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029        25,850
    5,983,894        Novastar Home Equity Loan 2004-4 A1B, Class A1B,
                     2.53%, 3/25/2035                                          5,993,169
    594,464          Option One Mortgage Securities Inc 2003-5, Class
                     NOTE, 6.90%, 7/26/2033                                    596,740
    9,081,979        Quest Trust 2004 - X1, Class A, 2.51%, 3/25/2034          9,090,516
    7,600,000        Residential Asset Mortgage Products, Inc.
                     2003-RS10, Class AI2, 3.12%, 5/25/2025                    7,523,696
    38,999,840       Residential Asset Mortgage Products, Inc.
                     2003-RZ1, Class AIO, 5.75%, 7/25/2005                     980,846
    8,001,350        Residential Asset Securitization Trust 2003-KS6,
                     Class A2, 2.48%, 8/25/2033                                8,001,910
    662,287          Saxon Net Interest Margin Trust, Class A, 6.66%,
                     8/25/2033                                                 665,599
    11,646,537       Structured Asset Securities Corp. 2002-HF1, Class
                     AIO, 1.00%, 5/25/2005                                     276,372
    12,480,589       Structured Asset Securities Corp. 2003-3XS, Class
                     AIO, 5.00%, 1/25/2033                                     9,360
                     Total                                                     80,919,639
                     Manufactured Housing--0.9%
    42,579           Green Tree Financial Corp. 1993-4, Class B1,
                     7.20%, 1/15/2019                                          42,640
    52,706           Green Tree Financial Corp. 1994-7, Class A6,
                     8.95%, 3/15/2020                                          53,160
    1,919,423        Green Tree Financial Corp. 1996-3, Class A5,
                     7.35%, 5/15/2027                                          2,028,082
    7,251,198        Green Tree Financial Corp. 1996-5, Class A6,
                     7.75%, 7/15/2027                                          7,869,798
    186,758          Indymac Manufactured Housing Contract 1997-1,
                     Class A3, 6.61%, 2/25/2028                                182,369
    500,000          Vanderbilt Mortgage Finance 1999-A, Class 2B2,
                     4.94%, 6/7/2016                                           516,815
                     Total                                                     10,692,864
                     Non-Agency Mortgage--0.4%
    5,000,000        Ameriquest Mortgage Securities, Inc. 2004-IA1,
                     Class A3, 2.83%, 9/25/2034                                5,045,800
                     Other--2.4%
    924,933          ACAS Business Loan Trust 2003-1A, Class A, 2.69%,
                     4/20/2014                                                 924,896
    9,000,000        CIT Equipment Collateral 2004-VT1, Class A3,
                     2.20%, 3/20/2008                                          8,893,629
    10,000,000       CNH Equipment Trust 2004-A, Class A3B, 2.95%,
                     10/15/2008                                                9,983,200
    1,002,154     1  Great America Leasing Receivables 2002-1, Class C,
                     4.91%, 7/15/2007                                          1,008,615
    2,106,242        John Deere Owner Trust 2003-A, Class A2, 1.31%,
                     1/17/2006                                                 2,106,409
    3,500,000        Mellon Bank Premium Finance Loan Master Trust
                     2002-1, Class A, 2.79%, 12/17/2007                        3,504,445
    3,000,000        Mellon Bank Premium Finance Loan Master Trust
                     2004-1, Class C, 3.26%, 6/15/2009                         3,004,080
                     Total                                                     29,425,274
                     Rate Reduction Bond--1.8%
    8,968,749        Atlantic City Electric Transition Funding 2002-1,
                     Class A1, 2.89%, 7/20/2010                                8,898,255
    1,937,064        CPL Transition Funding LLC 2002-1, Class A1,
                     3.54%, 1/15/2007                                          1,938,768
    3,169,536        California Infrastructure & Economic Development
                     Bank Special Purpose Trust SDG&E-1 1997-1, Class
                     A6, 6.31%, 9/25/2008                                      3,267,569
    7,034,982        Peco Energy Transition Trust 1999-A, Class A4,
                     5.80%, 3/1/2007                                           7,073,182
                     Total                                                     21,177,774
                     Total Asset-Backed Securities (identified cost
                     $426,329,688)                                             422,438,461
                     Government Agencies--1.3%
                     Federal National Mortgage Association--1.3%
    16,000,000       Federal National Mortgage Association, Unsecd.
                     Note, 2.50%, 6/15/2006 (IDENTIFIED COST
                     $15,932,980)                                              15,857,120
                     Corporate Bonds--35.9%
                     Basic Industries - Chemicals--0.3%
    4,300,000        Praxair, Inc., 2.75%, 6/15/2008                           4,147,522
                     Basic Industries - Paper--0.0%
    150,000          Weyerhaeuser Co., Note, 5.50%, 3/15/2005                  150,795
                     Capital Goods - Aerospace & Defense--0.8%
    2,250,000        Boeing Capital Corp., 5.65%, 5/15/2006                    2,321,888
    7,500,000        General Dynamics Corp., 2.13%, 5/15/2006                  7,402,425
                     Total                                                     9,724,313
                     Capital Goods - Diversified Manufacturing--0.3%
    3,000,000    1,2 Tyco International Group SA, 4.44%, 6/15/2007             3,049,875
                     Capital Goods - Environmental--0.4%
    5,000,000        Waste Management Inc., Note, 7.00%, 10/15/2006            5,298,050
                     Communications - Media & Cable--1.2%
    3,750,000        Comcast Corp., 6.38%, 1/30/2006                           3,872,138
    2,000,000        Continental Cablevision, Sr. Deb., 8.88%, 9/15/2005       2,075,800
    6,000,000    1,2 Cox Communications, Inc., 3.04%, 12/14/2007               6,015,300
    2,340,000        Lenfest Communications, Inc., Sr. Note, 8.38%,
                     11/1/2005                                                 2,447,055
                     Total                                                     14,410,293
                     Communications - Media Noncable--1.6%
    7,000,000        Clear Channel Communications, Inc., 3.13%, 2/1/2007       6,898,479
    7,700,000        Reed Elsevier, Inc., Company Guarantee, 6.13%,
                     8/1/2006                                                  8,035,951
    4,000,000        Univision Communications, Inc., Unsecd. Note,
                     2.88%, 10/15/2006                                         3,948,708
                     Total                                                     18,883,138
                     Communications - Telecom Wireless--1.7%
    7,500,000        AT&T Wireless Services, Inc., 6.88%, 4/18/2005            7,583,100
    2,600,000        Sprint Capital Corp., Company Guarantee, 6.00%,
                     1/15/2007                                                 2,722,447
    10,000,000       Verizon Wireless, Inc., Unsecd. Note, 5.38%,
                     12/15/2006                                                10,357,000
                     Total                                                     20,662,547
                     Communications - Telecom Wirelines--1.8%
    2,000,000        BellSouth Corp., 2.42%, 11/15/2007                        2,000,380
    7,000,000        GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005               7,029,190
    7,250,000        SBC Communications, Inc., Note, 5.75%, 5/2/2006           7,485,915
    4,600,000        Telefonos de Mexico, 8.25%, 1/26/2006                     4,840,750
                     Total                                                     21,356,235
                     Consumer Cyclical - Automotive--2.9%
    5,600,000        American Honda Finance Corp., 3.85%, 11/6/2008            5,639,144
    3,000,000        DaimlerChrysler North America Holding Corp.,
                     7.75%, 6/15/2005                                          3,064,080
    5,000,000        DaimlerChrysler North America Holding Corp.,
                     Unsecd. Note, 7.40%, 1/20/2005                            5,011,150
    5,000,000        Ford Motor Credit Co., 2.79%, 9/28/2007                   4,979,750
    6,330,000        General Motors Acceptance Corp., 4.50%, 7/15/2006         6,336,178
    5,000,000        General Motors Acceptance Corp., Floating Rate
                     Note, 3.33%, 10/20/2005                                   5,019,600
    500,000          General Motors Acceptance Corp., Note, 6.75%,
                     1/15/2006                                                 513,067
    5,000,000    1,2 VW Credit, Inc., 2.33%, 7/21/2005                         5,012,500
                     Total                                                     35,575,469
                     Consumer Cyclical - Entertainment--1.2%
    7,000,000        AOL Time Warner, Inc., Note, 6.13%, 4/15/2006             7,245,350
    7,000,000        Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                   7,137,830
                     Total                                                     14,383,180
                     Consumer Cyclical - Retailers--2.5%
    9,100,000        CVS Corp., 5.63%, 3/15/2006                               9,358,986
    4,097,000        Nordstrom, Inc., Sr. Note, 5.63%, 1/15/2009               4,308,446
    7,100,000        Target Corp., 3.38%, 3/1/2008                             7,027,651
    10,000,000       Wal-Mart Stores, Inc., 4.15%, 6/15/2005                   10,056,900
                     Total                                                     30,751,983
                     Consumer Non-Cyclical Food/Beverage--1.8%
    4,000,000        Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006        3,967,960
    7,500,000        General Mills, Inc., 3.88%, 11/30/2007                    7,529,475
    10,000,000       Kellogg Co., Note, 6.00%, 4/1/2006                        10,338,700
                     Total                                                     21,836,135
                     Consumer Non-Cyclical Healthcare--0.3%
    4,000,000        UnitedHealth Group, Inc., 3.30%, 1/30/2008                3,947,240
                     Consumer Non-Cyclical Products--0.8%
    7,500,000        Gillette Co., 2.88%, 3/15/2008                            7,337,625
    2,500,000        Procter & Gamble Co., 3.50%, 12/15/2008                   2,487,900
                     Total                                                     9,825,525
                     Consumer Non-Cyclical Supermarkets--0.2%
    2,000,000        Safeway Inc., 6.15%, 3/1/2006                             2,063,040
                     Energy - Independent--0.4%
    4,396,800    1,2 Ras Laffan Liquified Natural Gas, 3.44%, 9/15/2009        4,282,527
                     Energy - Integrated--1.3%
    8,500,000        BP Capital Markets PLC, 2.75%, 12/29/2006                 8,417,465
    7,000,000        Conoco, Inc., 5.45%, 10/15/2006                           7,254,100
                     Total                                                     15,671,565
                     Energy - Refining--0.4%
    5,000,000        Valero Energy Corp., 7.38%, 3/15/2006                     5,236,750
                     Financial Institution - Banking--3.4%
    7,500,000        Household Finance Corp., Note, 6.50%, 1/24/2006           7,758,975
    7,600,000        Mellon Funding Corp., 7.50%, 6/15/2005                    7,761,880
    7,600,000        PNC Funding Corp., 5.75%, 8/1/2006                        7,882,416
    9,600,000        U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                  9,978,336
    7,500,000        Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007            7,750,575
                     Total                                                     41,132,182
                     Financial Institution - Brokerage--1.8%
    5,550,000    1,2 Goldman Sachs Group LP, 6.75%, 2/15/2006                  5,766,173
    7,500,000        Lehman Brothers Holdings, Inc., Note, 8.25%,
                     6/15/2007                                                 8,311,050
    7,600,000        Morgan Stanley, Unsub., 6.10%, 4/15/2006                  7,885,304
                     Total                                                     21,962,527
                     Financial Institution - Finance Noncaptive--2.0%
    7,100,000        American Express Co., 3.75%, 11/20/2007                   7,136,423
    3,650,000        Capital One Bank, Sr. Note, 8.25%, 6/15/2005              3,730,957
    8,500,000        General Electric Capital Corp., 5.35%, 3/30/2006          8,723,380
    5,000,000        SLM Corp., Floating Rate Note, 3.22%, 12/15/2014          4,987,500
                     Total                                                     24,578,260
                     Financial Institution - Insurance - P&C-0.6%
    7,300,000    1,2 Allstate Financial Global, Note, (Series 144A),
                     7.13%, 9/26/2005                                          7,517,175
                     Financial Institution - REITS--1.0%
    3,100,000        Archstone-Smith Trust, 3.00%, 6/15/2008                   3,002,226
    4,000,000        Duke Realty Corp., Floating Rate Note, 2.78%,
                     12/22/2006                                                4,001,600
    4,655,000        EOP Operating LP, 8.38%, 3/15/2006                        4,929,412
                     Total                                                     11,933,238
                     Foreign-Local-Government--1.3%
    7,500,000        Ontario, Province of, 2.35%, 6/30/2006                    7,424,175
    7,600,000        Quebec, Province of, 5.50%, 4/11/2006                     7,829,672
                     Total                                                     15,253,847
                     Technology--2.7%
    4,055,000        Computer Sciences Corp., 7.50%, 8/8/2005                  4,164,282
    1,000,000        Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008           1,087,160
    7,000,000    1,2 Deluxe Corp., 3.50%, 10/1/2007                            6,919,010
    3,750,000        First Data Corp., 3.38%, 8/1/2008                         3,698,363
    2,800,000        Fiserv, Inc., Note, 4.00%, 4/15/2008                      2,799,160
    6,650,000        Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005       6,779,675
    7,000,000        IBM Corp., 4.13%, 6/30/2005                               7,050,260
                     Total                                                     32,497,910
                     Transportation - Airlines--0.6%
    6,750,000        Southwest Airlines Co., Pass Thru Cert., 6.13%,
                     11/1/2006                                                 7,034,648
                     Transportation - Services--0.6%
    4,000,000        FedEx Corp., Note, 2.65%, 4/1/2007                        3,926,200
    3,000,000        Hertz Corp., 4.70%, 10/2/2006                             3,033,978
                     Total                                                     6,960,178
                     Utility - Electric--2.0%
    3,000,000        Dominion Resources, Inc., 5.13%, 12/15/2009               3,098,040
    7,500,000        FPL Group, Inc., 3.25%, 4/11/2006                         7,513,200
    7,500,000        PSEG Power LLC, 6.88%, 4/15/2006                          7,823,025
    5,225,000        Pacific Gas & Electric Co., Unsecd. Note, 2.72%,
                     4/3/2006                                                  5,233,935
                     Total                                                     23,668,200
                     Total Corporate Bonds (identified cost
                     $436,116,013)                                             433,794,347
                     Mortgage-Backed Securities--0.8%
                     Federal National Mortgage Association--0.8%
    2,897,685        Federal National Mortgage Association, Pool
                     456622, 5.50%, 1/1/2014                                   3,013,882
    2,278,799        Federal National Mortgage Association, Pool
                     704530, 6.50%, 5/1/2033                                   2,391,326
    3,842,500        Federal National Mortgage Association, Pool
                     728568, 6.50%, 10/1/2033                                  4,032,243
                     Total mortgage-backed securities (IDENTIFIED COST
                     $9,366,188)                                               9,437,451
                     Collateralized Mortgage Obligations--8.4%
                     Federal Home Loan Mortgage Corporation--1.6%
    4,044,446        Federal Home Loan Mortgage Corp. REMIC 2141 NI,
                     6.00%, 11/15/2027                                         142,001
    1,513,089        Federal Home Loan Mortgage Corp. REMIC 2571 FB,
                     2.75%, 2/15/2018                                          1,512,408
    2,907,376        Federal Home Loan Mortgage Corp. REMIC SF1 A3,
                     2.00%, 12/15/2008                                         2,901,615
    3,412,337        Federal Home Loan Mortgage Corp. Structured Pass
                     Through Securities, Class A1, 1.58%, 9/15/2008            3,388,853
    10,686,605       Federal Home Loan Mortgage Corp. Structured Pass
                     Through Securities, Class A3, 2.29%, 6/15/2007            10,646,204
                     Total                                                     18,591,081
                     Federal National Mortgage Association--1.4%
    15,066,667       Federal National Mortgage Association REMIC
                     2002-T14 S1, 5.25%, 4/15/2005                             182,909
    7,707,687        Federal National Mortgage Association REMIC
                     2003-33 PB, 4.00%, 2/25/2022                              7,726,031
    9,000,000        Federal National Mortgage Association REMIC
                     2003-99 TD, 5.00%, 1/25/2024                              9,063,090
                     Total                                                     16,972,030
                     Non-Agency Mortgage--5.4%
    899,918          Bank of America Mortgage Securities 2003-A, Class
                     1A1, 3.23%, 2/25/2033                                     907,884
    1,133,559     1  C-BASS ABS LLC 1999-3, Class B1, 5.92%, 2/3/2029          1,065,897
    2,956,108        Countrywide Home Loans 2003-15, Class 1A1, 2.68%,
                     6/25/2018                                                 2,964,761
    4,000,000        Harwood Street Funding I LLC 2004-1, Class CTFS,
                     4.14%, 9/20/2009                                          3,984,640
    5,692,530        Impac CMB Trust 2004-7, Class 1A2, 2.64%,
                     11/25/2034                                                5,700,955
    7,901,283        Impac CMB Trust 2004-9, Class 1A2, 2.62%,
                     2/25/2035                                                 7,917,955
    6,031,592        Master Asset Securitization Trust 2003-8, Class
                     3A2, 2.58%, 9/25/2033                                     6,035,332
    110,571          Mastr Asset Securitization Trust 2003-1, Class
                     2A1, 5.75%, 2/25/2033                                     110,449
    2,114,606        Nomura Asset Acceptance Corp. 2004-AP1, Class A1,
                     2.38%, 3/25/2034                                          2,115,917
    4,416         1  Resecuritization Mortgage Trust 1998-A, Class B3,
                     8.45%, 10/26/2023                                         3,516
    38,304           Washington Mutual 2003-AR12, Class A2, 2.45%,
                     2/25/2034                                                 38,329
    11,739,874       Washington Mutual 2003-AR9, Class A2A, 2.34%,
                     9/25/2033                                                 11,708,881
    6,844,143        Washington Mutual 2003-S8, Class A2, 5.00%,
                     9/25/2018                                                 6,812,514
    6,755,338        Wells Fargo Mortgage Backed Securities Trust
                     2004-I, Class 1A1, 3.39%, 7/25/2034                       6,803,166
    9,121,036        Wells Fargo Mortgage Backed Securities Trust
                     2004-K, Class 2A5, 4.75%, 7/25/2034                       9,101,517
                     Total                                                     65,271,713
                     Total Collateralized Mortgage Obligations
                     (identified cost $103,273,163)                            100,834,824
                     U.S. Treasury--1.7%
                     Treasury Securities--1.7%
    19,877,550    3  U.S. Treasury Inflation Protected Note, 3.38%,
                     1/15/2007 (IDENTIFIED COST $20,967,314)                   21,057,879
                     Mutual Funds--2.6%4
    2,427,384        Federated Mortgage Core Portfolio                         24,710,771
    910,315          High Yield Bond Portfolio                                 6,445,028
                     Total mutual funds (IDENTIFIED COST $30,553,546)          31,155,799
                     Repurchase Agreement--10.8%
    130,428,000      Interest in $2,000,000,000 joint repurchase
                     agreement with UBS Securities LLC, 2.280%, dated
                     12/31/2004 to be repurchased at $130,452,781 on
                     1/3/2005, collateralized by U.S. Government Agency
                     Obligations with various maturities to 9/25/2034,
                     collateral market value $2,060,003,250 (AT
                     AMORTIZED COST)                                           130,428,000
                     Total Investments---100.1% (identified cost
                     $1,215,763,796)5                                          1,208,192,399
                     other assets and liabilities---net--(0.1)%                 (1,646,457)
                     total net assets----100%                              $   1,206,545,942

1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004, these securities amounted to $56,735,437 which represents 4.7% of total net assets.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At December 31, 2004, these securities amounted to $47,705,245 which represents 4.0% of total net assets.
     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2004 is as follows:

     Security                                      Acquisition     Acquisition
                                                       Date          Cost
     Bayview Financial Acquisition Trust 1998-1,
     Class MI1, 7.52%, 5/25/2029                    12/8/1998        $452,760
     Bayview Financial Acquisition Trust 1998-1,
     Class MII, 2.930%, 5/25/2029                   3/12/1999        282,857
     C-BASS ABS LLC (Series 1999-3), Class B1,       7/9/1999        927,924
     5.922%, 2/3/2029
     First Franklin NIM Trust 2004-FF1, Class N1,   3/31/2004       1,893,282
     4.50%, 11/25/2034
     First Franklin NIM Trust 2004-FFA, Class A,    3/11/2004        432,002
     5.00%, 3/27/2024
     First Tennessee Financial Auto Securitization 6/10/2002-3/12/2003
     Trust 2002-A, Class A, 3.55%, 7/15/2008                        3,575,719
     First Tennessee Financial Auto Securitization
     Trust 2002-A, Class B, 4.05%, 7/15/2008        6/10/2002        279,302
     Great America Leasing Receivables 2002-1,
     Class C, 4.91%, 7/15/2007                      3/22/2002       1,002,044
     Resecuritization Mortgage Trust 1998-A, Class
     B3, 8.45%, 10/26/2023                          2/12/1999         3,804

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

     The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Future contracts have market risks, including the risk that the change in value of the contract may not correlate with the change in value of the underlying securities. For the period ended December 31, 2004, the Fund had realized losses of $1,439,860 on futures contracts.

     At December 31, 2004, the Fund had outstanding futures contracts as set forth below:



                               Contracts
    Expiration Date            to Receive                Position   Unrealized
                                                                    (Depreciation)
    March 2005                 100 U.S. Treasury         Short
                               Note10-Year Futures                  $(133,594)
    March 2005                 625 U.S. Treasury Note    Short
                               5-Year Futures                       (498,047)
    March 2005                 700 U.S. Treasury Note    Short
                               2-Year Futures
                                                                    (164,066)
    NET UNREALIZED DEPRECIATION ON FUTURES
    CONTRACTS                                                      $(795,707)


4    Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,215,763,796. The net unrealized depreciation of investments for federal tax purposes was $7,571,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,818,070 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,389,467.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

The following acronyms are used throughout this portfolio:
ARM         --Adjustable Rate Mortgages
FNMA        --Federal National Mortgage Association
NIM         --Net Interest Margin
OPT         --Option
REITs       --Real Estate Investment Trust
REMIC       --Real Estate Mortgage Investment Conduit


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005